	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2024

SHARES OR PRINCIPAL AMOUNT

		VALUE
COMMON STOCKS -- 96.27%
	Communication Services - Media & Entertainment -- 1.49%
183,586	Comcast Corporation Class A	$ 6,889,983

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 4.03%
20,300	Home Depot, Inc.	7,896,497
88,930	TJX Companies Inc	10,743,633
		18,640,130

	Consumer Discretionary - Consumer Durables & Apparel -- 1.21%
74,062	NIKE, Inc.	5,604,272

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.92%
78,155	Sysco Corporation	5,975,731
55,649	Target Corporation	7,522,632
		13,498,363

	Consumer Staples - Food, Beverage & Tobacco -- 3.60%
125,732	Coca-Cola Company	7,828,074
67,870	Mondelez International, Inc. Class A	4,053,875
39,555	Philip Morris International Inc.	4,760,444
		16,642,393

	Consumer Staples - Household & Personal Products -- 3.56%
46,550	Procter & Gamble Company	7,804,108
152,720	Unilever PLC Sponsored ADR	8,659,224
		16,463,332

	Energy - Energy -- 4.97%
79,795	Chevron Corporation	11,557,508
66,154	ConocoPhillips	6,560,492
119,100	Enterprise Products Partners L.P.	3,734,976
20,183	Williams Companies, Inc.	1,092,304
		22,945,280

	Financials - Banks -- 6.25%
46,620	JPMorgan Chase & Co.	11,175,280
52,800	PNC Financial Services Group, Inc.	10,182,480
157,053	U.S. Bancorp	7,511,845
		28,869,605

	Financials - Financial Services -- 8.97%
7,950	BlackRock, Inc.	8,149,625
136,345	Charles Schwab Corp	10,090,893
16,910	CME Group Inc. Class A	3,927,009
38,282	Cohen & Steers, Inc.	3,534,960
104,175	Nasdaq, Inc.	8,053,769
49,500	Raymond James Financial, Inc.	7,688,835
		41,445,091

	Financials - Insurance -- 1.83%
30,620	Chubb Limited	8,460,306

	Health Care - Health Care Equipment & Services -- 7.40%
100,600	Abbott Laboratories	11,378,866
103,150	Medtronic Plc	8,239,622
46,250	Quest Diagnostics Incorporated	6,977,275
15,051	UnitedHealth Group Incorporated	7,613,699
		34,209,462

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 9.55%
40,655	AbbVie, Inc.	7,224,394
153,015	AstraZeneca PLC Sponsored ADR	10,025,543
49,460	Johnson & Johnson	7,152,905
63,940	Merck & Co., Inc.	6,360,751
256,900	Pfizer Inc.	6,815,557
135,600	Sanofi Sponsored ADR	6,539,988
		44,119,138

	Industrials - Capital Goods -- 5.79%
70,756	A. O. Smith Corporation	4,826,267
13,114	Eaton Corp. Plc	4,352,143
19,975	Illinois Tool Works Inc.	5,064,861
29,855	L3Harris Technologies Inc	6,277,909
33,260	Lincoln Electric Holdings, Inc.	6,235,252
		26,756,432

	Industrials - Commercial & Professional Services -- 1.39%
253,663	Rentokil Initial plc Sponsored ADR	6,422,747

	Industrials - Transportation -- 1.49%
30,287	Union Pacific Corporation	6,906,647

	Information Technology - Semiconductors & Semiconductor Equipment -- 8.44%
52,930	Analog Devices, Inc.	11,245,508
54,627	Broadcom Inc.	12,664,724
159,137	Microchip Technology Incorporated	9,126,507
67,586	Skyworks Solutions, Inc.	5,993,526
		39,030,265

	Information Technology - Software & Services -- 8.51%
9,164	Accenture plc	3,223,804
42,855	International Business Machines Corporation	9,420,815
39,760	Microsoft Corporation	16,758,840
59,547	Oracle Corporation	9,922,912
		39,326,371

	Information Technology - Technology Hardware & Equipment -- 1.14%
89,095	Cisco Systems, Inc.	5,274,424

	Materials - Materials -- 4.36%
26,630	Air Products and Chemicals, Inc.	7,723,765
31,500	Avery Dennison Corporation	5,894,595
85,500	DuPont de Nemours, Inc.	6,519,375
		20,137,735

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 4.55%
40,847	Alexandria Real Estate Equities, Inc.	3,984,625
37,635	American Tower Corporation	6,902,635
10,750	Equinix, Inc.	10,136,068
		21,023,328

	Utilities - Utilities -- 4.82%
167,120	CMS Energy Corporation	11,138,548
103,610	NextEra Energy, Inc.	7,427,801
39,650	WEC Energy Group Inc	3,728,686
		22,295,035

	TOTAL COMMON STOCKS
	(cost $302,826,421)	444,960,339

SHORT-TERM INVESTMENTS -- 3.67%
	Money Market Deposit Account – 0.43%
$1,992,647	U.S. Bank Money Market, 4.20%	1,992,647

	Money Market Fund – 1.30%
6,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 4.419%	6,000,000

	U.S. Government Securities - 1.94%
6,000,000	U.S. Treasury Bill 01/02/2025, (1)	6,000,000
3,000,000	U.S. Treasury Bill 01/21/2025, 4.095%	2,993,282
		8,993,282

	TOTAL SHORT-TERM INVESTMENTS
	(cost $16,984,969)	16,985,929

	TOTAL INVESTMENTS
	(cost $319,811,390) - 99.94%	461,946,268

	OTHER ASSETS, NET OF LIABILITIES - 0.06%	270,379

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$ 462,216,647

(1) The Treasury Bill is a zero coupon security that has reached full maturity.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

                Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$444,960,339
Money Market Deposit Account	1,992,647
Money Market Fund	6,000,000
Level 2
U.S. Government Securities	8,993,282
Level 3
None	—
Total	$461,946,268

(1) See Schedule above for further detail by industry.